Net (Loss) Earnings Per Share - Summary of Basic And Diluted Net (Loss) Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ 336,288	$ 48,088	¥ (8,229)	¥ (156,250)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of ordinary shares used in computing basic loss per ordinary share (note)	161,315,074	161,315,074	161,618,799	162,160,835
Weighted average number of ordinary shares used in computing diluted loss per ordinary share (note)	162,191,874	162,191,874	161,618,799	162,160,835
Net (loss) earnings per ordinary share
Net (loss) earnings per ordinary share basic | (per share)	¥ 2.08	$ 0.3	¥ (0.05)	¥ (0.96)
Net (loss) earnings per ordinary share diluted | (per share)	¥ 2.07	$ 0.3	¥ (0.05)	¥ (0.96)